Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Sales	$ 1,056,347	$ 2,659,917	$ 2,478,430	$ 6,412,375	$ 10,287,214	$ 18,389,568
Cost of Goods Sold	778,464	2,372,555	1,967,996	5,750,094	9,191,809	16,772,661
Gross Profit	277,883	287,362	510,434	662,281	1,095,405	1,616,907
Operating Expenses:
Selling, general, and administrative expenses	736,870	811,703	1,448,324	1,680,641	3,019,292	3,403,674
Intangibles impairment					3,420,624
Depreciation and Amortization	2,772	69,377	5,544	137,691	276,276	274,655
Total Operating Expenses	739,642	881,080	1,453,868	1,818,332	6,716,192	3,678,329
Loss from Operations	(461,759)	(593,718)	(943,434)	(1,156,051)	(5,620,787)	(2,061,422)
Other Income (Expenses):
Derivative liability expense		(57,164)		(81,276)	24,733	23,630
(Gain)/Loss on debt extinguishment and settlements, net		71,680	146,375	57,623	(57,623)	151,978
Other income/losses			11,113	12		3,754
Interest and financing costs	(392,461)	(437,668)	(735,117)	(902,720)	1,527,262	3,534,083
Total Other Expenses	(392,461)	(423,152)	(577,629)	(926,361)	1,494,372	3,713,445
Net Loss before Provision for Income Tax	(854,220)	(1,016,870)	(1,521,063)	(2,082,412)	(7,115,159)	(5,774,867)
Provision for Income Tax
Net Loss	$ (854,220)	$ (1,016,870)	$ (1,521,063)	$ (2,082,412)	$ (7,115,159)	$ (5,774,867)
Basic and Diluted Loss Per Share	$ (0.22)	$ (0.72)	$ (0.42)	$ (1.79)	$ (2.72)	$ (35.53)
Weighted Average Number of Common Shares Outstanding:
Basic and diluted	3,940,276	1,408,995	3,662,376	1,164,224	2,615,437	172,211